Disaggregated Revenues - Schedule of Company’s Breakdown of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Freight forwarding services
Breakdown of revenues	$ 23,149,231	$ 39,358,494
Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	23,187,800	39,366,209
Import shipments [Member]
Freight forwarding services
Breakdown of revenues	23,152,001	39,366,004
Air freight [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	22,552,413	38,744,329
Ocean freight [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	599,588	621,675
Subtotal [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	23,152,001	39,366,004
Subtotal [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	23,149,231	39,358,494
Subtotal [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	2,770	7,510
Ancillary logistic services [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	35,799	205
Air [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	22,551,083	38,742,336
Air [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	1,330	1,993
Ocean [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	598,148	616,158
Ocean [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	1,440	5,517
Freight forwarders [Member] | Customers [Member]
Freight forwarding services
Breakdown of revenues	23,040,700	39,186,625
Direct customers [Member] | Customers [Member]
Freight forwarding services
Breakdown of revenues	147,100	179,584
Revenues [Member] | Customers [Member]
Freight forwarding services
Breakdown of revenues	$ 23,187,800	$ 39,366,209